Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of provisions
(a)	Provisions as of December 31, 2021 and 2022 are as follows:

	2021		2022
Asset retirement obligations	~~W~~	82,123	91,571
Expected loss related to litigation		9,693	29,238
Unused credit commitments		300,008	317,590
Guarantee contracts issued		81,922	83,411
Financial guarantee contracts issued		55,344	55,828
Non-financial guarantee contracts issued		26,578	27,583
Others(*)		693,110	744,504

	~~W~~	1,166,856	1,266,314

(*)
As of December 31, 2021 and 2022, the Group recognizes a provision of
~~W~~
518,955 million and
~~W~~
574,013 million, respectively, an estimated amount which is highly probable to be paid for customer losses expected due to delays in redemption of Lime CI funds, etc.

Summary of changes in provision for unused credit commitments and financial guarantee contracts issued
(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	164,147	140,137	1,435	54,550	7,335	10	367,614
Transfer (from)to 12 months expected credit loss		63,335	(63,249)	(86)	2,931	(2,931)	—	—
Transfer (from)to life time expected credit loss		(11,889)	11,917	(28)	(3,621)	3,621	—	—
Transfer (from)to impaired financial asset		(274)	(939)	1,213	—	—	—	—
Provided (reversed)		(66,373)	58,188	(610)	(581)	(178)	5	(9,549)
Change in foreign exchange rate		1,964	1,077	—	1,910	534	—	5,485
Others(*)		(337)	380	—	(6,582)	(1,672)	13	(8,198)

Ending balance	~~W~~	150,573	147,511	1,924	48,607	6,709	28	355,352

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, the change of discount rate and others.

	2022
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	150,573	147,511	1,924	48,607	6,709	28	355,352
Transfer (from)to 12 months expected credit loss		68,226	(67,945)	(281)	2,680	(2,680)	—	—
Transfer (from)to life time expected credit loss		(10,794)	10,842	(48)	(3,715)	3,715	—	—
Transfer (from)to impaired financial asset		(316)	(1,274)	1,590	—	—	—	—
Provided (reversed)		(30,016)	50,733	(1,155)	(972)	537	5	19,132
Change in foreign exchange rate		(2,068)	131	—	910	118	—	(909)
Others(*)		(43)	—	—	603	(712)	(5)	(157)

Ending balance	~~W~~	175,562	139,998	2,030	48,113	7,687	28	373,418

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, the change of discount rate and others.

Summary of changes in provisions
(c)	Changes in provisions for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Asset retirement		Litigation	Guarantee	Others	Total
Beginning balance	~~W~~	65,659	12,468	21,956	337,039	437,122
Provision(reversal)		8,185	2,552	3,457	350,090	364,284
Provision used		(3,793)	(5,327)	—	(37,604)	(46,724)
Change in foreign exchange rate		4	—	1,265	(1,314)	(45)
Others(*)		12,068	—	(100)	44,899	56,867

Ending balance	~~W~~	82,123	9,693	26,578	693,110	811,504

(*)	Others include increase in provisions based on the present value, the effect of changes in discount rate over the period and others.

	2022
	Asset retirement		Litigation	Guarantee	Others	Total
Beginning balance	~~W~~	82,123	9,693	26,578	693,110	811,504
Provision(reversal)		27,474	20,733	(410)	127,460	175,257
Provision used		(25,228)	(779)	—	(75,355)	(101,362)
Change in foreign exchange rate		4	—	1,352	315	1,671
Others(*)		7,090	(409)	63	(1,026)	5,718
Business combination (Note 47)		108	—	—	—	108

Ending balance	~~W~~	91,571	29,238	27,583	744,504	892,896

(*)	Others include increase in provisions based on the present value, the effect of changes in discount rate over the period and others.

Summary of allowance for guarantees and acceptances
(e)	Allowance for guarantees and acceptances as of December 31, 2021 and 2022 are as follows:

	2021		2022
Outstanding guarantees and acceptances	~~W~~	10,540,968	12,154,088
Contingent guarantees and acceptances		4,670,771	4,565,829
ABS and ABCP purchase commitments		1,525,768	1,496,604
Endorsed bill		8,199	10,025

	~~W~~	16,745,706	18,226,546

Allowance for loss on guarantees and acceptances	~~W~~	81,922	83,411
Ratio		0.49%	0.46